UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05542

Name of Fund: BlackRock Income Trust, Inc. (BKT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Income Trust, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2016

Date of reporting period: 11/30/2015

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2015 (Unaudited)	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Asset-Backed Securities — 0.4%
Securitized Asset Backed Receivables LLC Trust, Series 2005-OP2, Class M1, 0.65%, 10/25/35 (a)	$1,875	$1,696,696
Small Business Administration Participation Certificates, Class 1:
Series 1996-20E, 7.60%, 5/01/16	8	8,612
Series 1996-20G, 7.70%, 7/01/16	19	19,624
Series 1996-20H, 7.25%, 8/01/16	21	21,349
Series 1996-20K, 6.95%, 11/01/16	33	34,479
Series 1997-20C, 7.15%, 3/01/17	23	23,822

		1,804,582
Interest Only Asset-Backed Securities — 0.1%
Small Business Administration Participation Certificates, Series 2000-1, 1.00%, 3/15/21	458	4,008
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 3/30/30 (b)	2,025	140,517
Sterling Coofs Trust, Series 2004-1, Class A, 2.36%, 4/15/29 (b)	5,291	357,173

		501,698
Total Asset-Backed Securities — 0.5%		2,306,280

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.7%
Collateralized Mortgage Obligation Trust, Series 40, Class R, 580.48%, 4/01/18	13	13
Deutsche Securities, Inc. Mortgage Alternate Loan Trust, Series 2006-AR5, Class 22A, 5.50%, 10/25/21	307	297,488
Homebanc Mortgage Trust, Series 2005-4, Class A1, 0.49%, 10/25/35 (a)	1,969	1,819,840
Kidder Peabody Acceptance Corp., Series 1993-1, Class A6, 16.21%, 8/25/23 (a)	39	43,783

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-11, Class A, 2.54%, 8/25/34 (a)	$870	$864,414

		3,025,538
Commercial Mortgage-Backed Securities — 0.6%
Credit Suisse Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.54%, 1/15/49 (a)	2,420	2,483,781
Interest Only Collateralized Mortgage Obligations — 0.5%
Bank of America Mortgage Securities, Inc., Series 2003-3, Class 1A, 0.00%, 5/25/33 (a)	18,933	87,504
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A7, 6.00%, 5/25/37	529	139,655
GSMPS Mortgage Loan Trust, Series 1998-5, 0.00%, 6/19/27 (a)(b)	2,399	25
IndyMac INDX Mortgage Loan Trust, Series 2006-AR33, Class 4AX, 0.17%, 1/25/37	55,122	74,971
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 3AX, 0.48%, 4/25/34 (c)	6,406	96,089
MASTR Alternative Loans Trust, Series 2003-9, Class 15X2, 6.00%, 1/25/19	146	11,892
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 1AX, 5.00%, 5/25/19	136	5,332
Sequoia Mortgage Trust, Series 2005-2, Class XA, 0.85%, 3/20/35 (a)	28,945	795,983
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-7, Class 3AS, 4.21%, 8/25/36 (a)	12,598	1,133,821
Vendee Mortgage Trust, Series 1999-2, Class 1, 0.00%, 5/15/29 (a)	30,465	31

		2,345,303
Principal Only Collateralized Mortgage Obligations — 0.1%
Countrywide Home Loan Mortgage Pass-Through Trust (d):
Series 2003-J5, 0.00%, 7/25/33	102	93,907
Series 2003-J8, 0.00%, 9/25/23	66	64,567

BLACKROCK INCOME TRUST, INC.	NOVEMBER 30, 2015	1

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Principal Only Collateralized Mortgage Obligations (continued)
Drexel Burnham Lambert CMO Trust, Series K, Class 1, 0.00%, 9/23/17 (d)	$—	(e)	$179
Residential Asset Securitization Trust, Series 2005-A15, Class 1A8, 0.00%, 2/25/36 (d)	404		280,114
Structured Mortgage Asset Residential Trust, Series 1993-3C, Class CX, 0.00%, 4/25/24 (d)	5		4,614
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-9, Class CP, 0.00%, 11/25/35 (d)	170		120,402

			563,783
Total Non-Agency Mortgage-Backed Securities — 1.9%			8,418,405

U.S. Government Sponsored Agency Securities
Agency Obligations — 2.5%
Federal Housing Administration:
USGI Projects, Series 99, 7.43%, 6/01/21	2,886		2,778,325
USGI Projects, Series 41, 7.43%, 10/01/23	115		109,419
General Motors Acceptance Corp. Projects, Series 56, 7.43%, 11/01/22	15		14,844
Merrill Projects, Series 54, 7.43%, 5/15/23	1		1,327
Reilly Projects, Series 41, 8.28%, 3/01/20	43		41,785
Resolution Funding Corp., 0.00%, 4/15/30 (d)	13,000		8,251,711

			11,197,441
Collateralized Mortgage Obligations — 64.4%
Fannie Mae Mortgage-Backed Securities:
Series 2011-142, Class PE, 3.50%, 1/25/42	15,567		16,131,203
Series 2011-117, Class CP, 4.00%, 11/25/41	14,350		15,574,125
Series 2011-136, Class CY, 4.00%, 12/25/40	3,060		2,281,083
Series 2014-28, Class BD, 3.50%, 8/25/43	7,370		7,765,746
Series 2011-99, Class CB, 4.50%, 10/25/41	43,000		49,278,142
Series 2010-47, Class JB, 5.00%, 5/25/30	10,000		10,986,606

U.S. Government Sponsored Agency Securities	Par (000)		Value
Collateralized Mortgage Obligations (continued)
Fannie Mae Mortgage-Backed Securities (continued):
Series 2003-135, Class PB, 6.00%, 1/25/34	$12,264		$13,281,041
Series 2004-31, Class ZG, 7.50%, 5/25/34	4,358		5,332,525
Series 1993-247, Class SN, 10.00%, 12/25/23 (a)	141		177,927
Series 2005-73, Class DS, 16.98%, 8/25/35 (a)	888		1,120,187
Series 1991-87, Class S, 26.10%, 8/25/21 (a)	15		20,555
Series G-49, Class S, 1,011.82%, 12/25/21 (a)	—	(e)	222
Series G-17, Class S, 1,058.14%, 6/25/21 (a)	55		681
Series G-33, Class PV, 1,078.42%, 10/25/21	53		272
Series G-07, Class S, 1,119.64%, 3/25/21 (a)	—	(e)	1,025
Series 1991-46, Class S, 2,468.39%, 5/25/21 (a)	41		1,838
Freddie Mac Mortgage-Backed Securities:
Series T-11, Class A9, 3.13%, 1/25/28 (a)	1,087		1,133,763
Series K048, Class A2, 3.28%, 6/25/25 (a)	1,600		1,653,449
Series 4242, Class PA, 3.50%, 5/15/41	7,553		7,955,774
Series 4016, Class BX, 4.00%, 9/15/41	15,408		16,993,127
Series 3762, Class LN, 4.00%, 11/15/40	2,000		2,151,738
Series 4269, Class PM, 4.00%, 8/15/41	8,884		9,298,596
Series 3688, Class PB, 4.50%, 8/15/32	10,000		10,748,191
Series 4316, Class VB, 4.50%, 3/15/34	10,787		11,854,867
Series 3856, Class PB, 5.00%, 5/15/41	10,000		11,487,399
Series 2758, Class KV, 5.50%, 5/15/23	6,701		6,895,459
Series 2927, Class BZ, 5.50%, 2/15/35	3,743		4,205,190
Series 2542, Class UC, 6.00%, 12/15/22	2,329		2,525,842
Series 0040, Class K, 6.50%, 8/17/24	137		155,974
Series 0019, Class F, 8.50%, 3/15/20	17		18,053

2	BLACKROCK INCOME TRUST, INC.	NOVEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

U.S. Government Sponsored Agency Securities	Par (000)		Value
Collateralized Mortgage Obligations (continued)
Freddie Mac Mortgage-Backed Securities (continued):
Series 2218, Class Z, 8.50%, 3/15/30	$2,436		$2,831,446
Series 0173, Class R, 9.00%, 11/15/21	4		4
Series 0075, Class R, 9.50%, 1/15/21	—	(e)	1
Series 0173, Class RS, 9.87%, 11/15/21 (a)	—	(e)	4
Series 2861, Class AX, 10.30%, 9/15/34 (a)	12		11,817
Series 1160, Class F, 38.76%, 10/15/21 (a)	7		11,575
Series 0075, Class RS, 74.30%, 1/15/21 (a)	—	(e)	1
Series 1057, Class J, 1,008.00%, 3/15/21	32		299
Series 0192, Class U, 1,009.03%, 2/15/22 (a)	1		17
Series 0019, Class R, 16,088.87%, 3/15/20 (a)	2		276
Ginnie Mae Mortgage-Backed Securities:
Series 2010-099, Class JM, 3.75%, 12/20/38	19,300		20,264,326
Series 2010-112, Class TL, 4.00%, 1/20/39	15,000		15,886,368
Series 2011-80, Class PB, 4.00%, 10/20/39	11,489		12,293,524
Series 2012-16, Class HJ, 4.00%, 9/20/40	10,000		10,662,688
Series 2011-88, Class PY, 4.00%, 6/20/41	15,402		16,405,368
Series 2004-89, Class PE, 6.00%, 10/20/34	244		254,934

			288,653,248
Interest Only Collateralized Mortgage Obligations — 2.7%
Fannie Mae Mortgage-Backed Securities:
Series 1997-50, Class SI, 1.20%, 4/25/23 (a)	123		3,778
Series G92-60, Class SB, 1.60%, 10/25/22 (a)	74		2,656
Series 2012-96, Class DI, 4.00%, 2/25/27	5,593		531,097
Series 2013-45, Class EI, 4.00%, 4/25/43	10,867		1,206,453
Series 2010-74, Class DI, 5.00%, 12/25/39	7,537		459,957
Series 1997-90, Class M, 6.00%, 1/25/28	1,880		309,032

U.S. Government Sponsored Agency Securities	Par (000)	Value
Interest Only Collateralized Mortgage Obligations (continued)
Fannie Mae Mortgage-Backed Securities (continued):
Series 2011-124, Class GS, 6.48%, 3/25/37 (a)	$11,994	$1,374,835
Series 1999-W4, 6.50%, 12/25/28	144	14,521
Series 1993-199, Class SB, 7.28%, 10/25/23 (a)	85	3,508
Series 089, Class 2, 8.00%, 10/25/18	1	47
Series 007, Class 2, 8.50%, 4/25/17	1	30
Series G92-05, Class H, 9.00%, 1/25/22	9	461
Series 094, Class 2, 9.50%, 8/25/21	1	137
Series 1990-136, Class S, 19.86%, 11/25/20 (a)	4,706	6,313
Series 1991-139, Class PT, 648.35%, 10/25/21	84	534
Series 1991-099, Class L, 930.00%, 8/25/21	38	270
Series 1990-123, Class M, 1,009.50%, 10/25/20	7	71
Series G92-12, Class C, 1,016.90%, 2/25/22	59	284
Series G-10, Class S, 1,083.16%, 5/25/21 (a)	188	3,121
Series G-12, Class S, 1,149.81%, 5/25/21 (a)	122	1,833
Freddie Mac Mortgage-Backed Securities:
Series 2559, 0.50%, 8/15/30 (a)	52	428
Series 3745, Class IN, 4.00%, 1/15/35	19,488	960,074
Series 3744, Class PI, 4.00%, 6/15/39	11,548	1,284,604
Series 4026, 4.50%, 4/15/32	4,004	535,860
Series 2611, Class QI, 5.50%, 9/15/32	888	66,430
Series 1043, Class H, 43.51%, 2/15/21 (a)	4,120	7,136
Series 1054, Class I, 852.63%, 3/15/21 (a)	29	484
Series 0176, Class M, 1,010.00%, 7/15/21	12	235
Series 1056, Class KD, 1,084.50%, 3/15/21	20	237
Series 1148, Class E, 1,157.88%, 10/15/21 (a)	30	390

BLACKROCK INCOME TRUST, INC.	NOVEMBER 30, 2015	3

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

U.S. Government Sponsored Agency Securities	Par (000)		Value
Interest Only Collateralized Mortgage Obligations (continued)
Freddie Mac Mortgage-Backed Securities (continued):
Series 0200, Class R, 194,559.29%, 12/15/22 (a)	$—	(e)	$405
Ginnie Mae Mortgage-Backed Securities (a):
Series 2009-116, Class KS, 6.27%, 12/16/39	1,902		320,432
Series 2011-52, Class MJ, 6.44%, 4/20/41	12,101		2,381,501
Series 2011-52, Class NS, 6.47%, 4/16/41	13,616		2,476,673

			11,953,827
Mortgage-Backed Securities — 71.9%
Fannie Mae Mortgage-Backed Securities:
3.00%, 1/01/43 (f)	24,970		25,143,703
3.50%, 10/01/42 - 10/01/45 (f)	30,891		32,064,000
4.00%, 1/01/41 - 9/01/42 (f)	26,669		28,359,869
4.50%, 8/01/25 - 12/01/45 (f)(g)	75,403		82,213,041
5.00%, 1/01/23 - 12/01/45 (f)(g)	59,438		65,965,380
5.50%, 1/01/16 - 10/01/39 (f)	24,954		27,438,495
5.97%, 8/01/16	2,872		2,927,761
6.00%, 12/01/45 - 1/01/46 (g)	43,600		49,370,176
6.50%, 12/01/37 - 10/01/39	7,002		8,025,357
7.50%, 2/01/22	—	(e)	49
9.50%, 1/01/19 - 9/01/19	1		1,398
Freddie Mac Mortgage-Backed Securities:
2.48%, 1/01/35 (a)	176		180,215
2.80%, 10/01/34 (a)	105		107,627
3.14%, 11/01/17 (a)	1		952
5.00%, 2/01/22 - 4/01/22	223		238,491
9.00%, 9/01/20	10		10,034
Ginnie Mae Mortgage-Backed Securities:
7.50%, 8/15/21 - 12/15/23	102		107,330
8.00%, 10/15/22 - 8/15/27	45		48,377
9.00%, 4/15/20 - 9/15/21	3		2,770

			322,205,025
Principal Only Collateralized Mortgage Obligations — 0.2%
Fannie Mae Mortgage-Backed Securities (d):
Series 1999-W4, 0.00%, 2/25/29	65		60,532
Series 1991-7, Class J, 0.00%, 2/25/21	3		3,251
Series G93-2, Class KB, 0.00%, 1/25/23	70		66,816

U.S. Government Sponsored Agency Securities	Par (000)	Value
Principal Only Collateralized Mortgage Obligations (continued)
Fannie Mae Mortgage-Backed Securities (d) (continued):
Series 1993-51, Class E, 0.00%, 2/25/23	$24	$23,152
Series 203, Class 1, 0.00%, 2/25/23	7	7,000
Series 1993-70, Class A, 0.00%, 5/25/23	4	3,545
Series 0228, Class 1, 0.00%, 6/25/23	6	5,791
Series 2002-13, Class PR, 0.00%, 3/25/32	141	129,946
Freddie Mac Mortgage-Backed Securities (d):
Series 1418, Class M, 0.00%, 11/15/22	25	23,927
Series 1571, Class G, 0.00%, 8/15/23	185	176,401
Series 1691, Class B, 0.00%, 3/15/24	344	322,393
Series T-8, Class A10, 0.00%, 11/15/28	44	43,145

		865,899
Total U.S. Government Sponsored Agency Securities — 141.7%		634,875,440

U.S. Treasury Obligations
U.S. Treasury Notes:
1.00%, 11/30/19 (f)	2,965	2,907,553
1.38%, 8/31/20	4,045	3,996,177
1.63%, 11/15/22	780	761,170
2.00%, 8/15/25	2,860	2,802,912
2.25%, 11/15/25 (f)	6,500	6,518,538

Total U.S. Treasury Obligations — 3.8%		16,986,350
Total Long-Term Investments (Cost — $663,667,165) — 147.9%		662,586,475

Short-Term Securities	Shares
Money Market Funds — 1.6%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.14% (h)(i)	6,980,220	6,980,220

4	BLACKROCK INCOME TRUST, INC.	NOVEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

Short-Term Securities	Shares	Value
Borrowed Bond Agreement (j) — 0.2%
Credit Suisse Securities (USA) LLC, 0.01%, Open (Purchased on 6/10/15 to be repurchased at $868,042, collateralized by U.S. Treasury Bonds, 2.75%, 11/15/42, par and fair values of $917,000 and $875,878, respectively) (k)	868	$868,000
Total Short-Term Securities (Cost — $7,848,220) — 1.8%		7,848,220
Total Investments Before TBA Sale Commitments (Cost — $671,515,385) — 149.7%		670,434,695

Borrowed Bonds	Par (000)
U.S. Treasury Bonds, 2.75%, 11/15/42	(917)	(875,878)
Total Borrowed Bonds — (0.2)%		(875,878)

Borrowed Bonds	Par (000)	Value
TBA Sale Commitments
Fannie Mae Mortgage-Backed Securities (g):
4.50%, 12/01/30	3,000	$(3,103,044)
5.00%, 12/01/30 – 1/01/46	24,800	(27,322,823)
6.00%, 12/01/45	21,800	(24,697,863)
Total TBA Sale Commitments (Proceeds — $55,076,094) — (12.3)%		(55,123,730)
Total Investments, Net of TBA Sale Commitments (Cost — $616,439,291*) — 137.2%		614,435,087
Liabilities in Excess of Other Assets — (37.2)%		(166,542,754)

Net Assets — 100.0%		$447,892,333

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$649,422,055

Gross unrealized appreciation	$23,315,386
Gross unrealized depreciation	(58,302,354)

Net unrealized depreciation	$(34,986,968)

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of period end.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of period end.

(d)	Zero-coupon bond.

(e)	Amount is less than $500.

(f)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(g)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
J.P Morgan Securities Inc.	$(391,382)	$(14,632)
Credit Suisse Securities (USA) LLC	$(25,550)	$1,700
Goldman Sachs & Co.	$17,097,904	$(25,701)
Barclays Bank PLC	$(6,611,992)	$(8,383)

(h)	During the period ended November 30, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

BLACKROCK INCOME TRUST, INC.	NOVEMBER 30, 2015	5

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

Affiliate	Shares Held at August 31, 2015	Net Activity	Shares Held at November 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	24,634,500	(17,654,280)	6,980,220	$2,781

(i)	Represents the current yield as of period end.

(j)	Certain agreements have no stated maturity and can be terminated by either party at any time.

(k)	The amount to be repurchased assumes the maturity will be the day after the period end.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

CMO	Collateralized Mortgage Obligation
MBS	Mortgage-Backed Security
OTC	Over-the-Counter
TBA	To Be Announced
USD	U.S. Dollar

Derivative Financial Instruments Outstanding as of Period End

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
BNP Paribas Securities Corp.	0.11%	6/10/15	Open	$2,880,000	$2,882,219
HSBC Securities (USA) Inc.	0.50%	11/10/15	1/13/16	137,060,000	137,096,169
Credit Suisse Securities (USA) LLC	0.17%	11/19/15	Open	13,196,277	13,196,963
Credit Suisse Securities (USA) LLC	0.05%	11/23/15	Open	6,475,625	6,475,697
Total				$159,611,902	$159,651,048

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

Financial Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(12)	90-Day Euro-Dollar	December 2015	USD	2,985,900	$(10,823)
(132)	10-Year U.S. Treasury Note	March 2016	USD	16,689,750	(51,426)
19	2-Year U.S. Treasury Note	March 2016	USD	4,133,391	(735)
48	5-Year U.S. Treasury Note	March 2016	USD	5,696,625	5,559
(12)	90-Day Euro-Dollar	March 2016	USD	2,980,950	(9,849)
(697)	Long U.S. Treasury Bond	March 2016	USD	107,338,000	(1,005,194)
249	Ultra Long U.S. Treasury Bond	March 2016	USD	39,450,937	157,376
Total					$(915,092)

6	BLACKROCK INCOME TRUST, INC.	NOVEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

OTC Interest Rate Swaps

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
4.87%[1]	3-month LIBOR	Goldman Sachs Bank USA		1/25/16	USD	5,500	$35,208	—	$35,208
2.81%[1]	3-month LIBOR	Citibank N.A.		2/06/16	USD	20,000	88,806	—	88,806
5.72%[1]	3-month LIBOR	JPMorgan Chase Bank N.A.		7/14/16	USD	5,400	168,782	—	168,782
4.31%[2]	3-month LIBOR	Deutsche Bank AG		10/01/18	USD	60,000	(5,212,742)	—	(5,212,742)
3.43%[1]	3-month LIBOR	JPMorgan Chase Bank N.A.		3/28/21	USD	6,000	560,131	$(149,229)	709,360
5.41%[1]	3-month LIBOR	JPMorgan Chase Bank N.A.		8/15/22	USD	9,565	2,224,297	—	2,224,297
Total							$(2,135,518)	$(149,229)	$(1,986,289)

[1]	Trust pays a floating rate and receives fixed rate.
[2]	Trust pays a fixed rate and receives floating rate.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

As of period end, the following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

BLACKROCK INCOME TRUST, INC.	NOVEMBER 30, 2015	7

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$1,804,582	$501,698	$2,306,280
Non-Agency Mortgage-Backed Securities	—	6,392,499	2,025,906	8,418,405
U.S. Government Sponsored Agency Securities	—	631,929,019	2,946,421	634,875,440
U.S. Treasury Obligations	—	16,986,350	—	16,986,350
Short-Term Securities:
Money Market Funds	$6,980,220	—	—	6,980,220
Borrowed Bond Agreement		868,000		868,000
Liabilities:
Investments:
Borrowed Bonds	—	(875,878)	—	(875,878)
TBA Sale Commitments	—	(55,123,730)	—	(55,123,730)

Total	$6,980,220	$601,980,842	$5,474,025	$614,435,087

8	BLACKROCK INCOME TRUST, INC.	NOVEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Interest rate contracts	$162,935	$3,226,453	—	$3,389,388
Liabilities:
Interest rate contracts	$(1,078,027)	(5,212,742)	—	(6,290,769)

Total	$(915,092)	$(1,986,289)	—	$(2,901,381)

[1]	Derivative financial instruments are financial futures contracts and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for OTC derivatives	$5,940,000	—	—	$5,940,000
Cash pledged for financial futures contracts	1,761,260	—	—	1,761,260
Liabilities:
Cash received as collateral for OTC derivatives	—	$(3,940,000)	—	(3,940,000)
Cash received as collateral for reverse repurchase agreements		(231)		(231)
Bank overdraft	—	(76,577)	—	(76,577)
Reverse repurchase agreements	—	(159,651,048)	—	(159,651,048)

Total	$7,701,260	$(163,667,856)	—	$(155,966,596)

During the period ended November 30, 2015, there were no transfers between Level 1 and Level 2.

BLACKROCK INCOME TRUST, INC.	NOVEMBER 30, 2015	9

Schedule of Investments (concluded)	BlackRock Income Trust, Inc. (BKT)

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Non-Agency Mortgage-Backed Securities	U.S. Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of August 31, 2015	$522,965	$2,114,419	$3,072,791	$5,710,175
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Accrued discounts/premiums	(35,303)	—	(2,768)	(38,071)
Net realized gain (loss)	(72,699)	3	(2,781)	(75,477)
Net change in unrealized appreciation/depreciation[1,2]	86,735	(88,513)	(10,060)	(11,838)
Purchases	—	—	—	—
Sales	—	(3)	(110,761)	(110,764)

Closing Balance, as of November 30, 2015	$501,698	$2,025,906	$2,946,421	$5,474,025

Net change in unrealized appreciation/depreciation on investments held as of November 30, 2015[2]	$86,735	$(88,513)	$(10,060)	$(11,838)

[1]	Included in the related net change in unrealized appreciation/depreciation.

[2]

Any difference between net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments held as of November 30, 2015 is generally due to investments no longer held or categorized as level 3 at period end.

Certain of the Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

10	BLACKROCK INCOME TRUST, INC.	NOVEMBER 30, 2015

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Income Trust, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Income Trust, Inc.

Date:	January 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Income Trust, Inc.

Date:	January 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Income Trust, Inc.

Date:	January 22, 2016